Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,077,381
Total Fee Amount	354.74
Total Offset Amount	0
Net Fee	$ 354.74
Offset Table N/A	N/A